Provident Trust Strategy Fund
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS - 80.4% (a)
	Airlines - 1.6%
88,460	Southwest Airlines Co. *	$2,978,448
	Computer Services - 9.0%
62,760	Accenture PLC, Cl A	16,746,879
	Distribution/Wholesale - 4.7%
184,400	Fastenal Co.	8,725,808
	Finance, Credit Card - 5.7%
50,891	Visa Inc.	10,573,114
	Finance, Investment Banker/Broker - 9.8%
219,430	The Charles Schwab Corp.	18,269,741
	Investment Management/Advisory Services - 5.4%
91,560	T. Rowe Price Group Inc.	9,985,533
	Medical, Health Maintenance Organization - 6.5%
22,905	UnitedHealth Group Inc.	12,143,773
	Retail, Building Products - 5.9%
35,110	The Home Depot, Inc.	11,089,845
	Retail, Discount - 8.1%
33,110	Costco Wholesale Corp.	15,114,715
	Retail, Major Department Stores - 1.8%
41,970	The TJX Companies, Inc.	3,340,812
	Super-Regional Banks - United States - 7.7%
91,220	PNC Financial Services Group, Inc.	14,407,287
	Web Portals/Internet Service Providers - 14.2%
150,000	Alphabet, Inc., Cl A *	13,234,500
150,000	Alphabet, Inc., Cl C *	13,309,500
		26,544,000
	Total common stocks (cost $48,913,240)	149,919,955

SHORT-TERM INVESTMENTS - 19.6% (a)
	Money Market Fund - 10.1%
18,865,877	First American Treasury Obligations Fund, Cl X, 4.177%^	18,865,877
	Total money market fund (cost $18,865,877)	18,865,877
	U.S. Treasury Securities - 9.5%
$18,000,000	U.S. Treasury Bills, 4.514%, due 6/22/2023†	17,614,865
	Total U.S. treasury securities (cost $17,614,720)	17,614,865
	Total short-term investments (cost $36,480,597)
	Total investments - 100.0% (cost $85,393,837)	186,400,697
	Other assets, less liabilities - 0.0% (a)	50,770
	TOTAL NET ASSETS - 100.0%	$186,451,467

(a)	Percentages for the various classifications relate to total net assets.
*	Non-income producing security.
^	The rate quoted is the annualized 7-day yield as of December 31, 2022.
†	The rate shown is the effective yield as of December 31, 2022.
PLC	- Public Limited Company

Provident Trust Strategy Fund

Summary of Fair Value Exposure at December 31, 2022 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  The  fair value hierarchy is categorized into three  levels based on the inputs below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access.

Level 2 – Valuations based on quoted prices for similar assets or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2022, based on the inputs used to value them:

Investments in Securities
Valuation Inputs
Assets:
Level 1 - Common Stocks*	$149,919,955
Money Market Fund	18,865,877
Total Level 1	168,785,832
Level 2 - U.S. Treasury Securities	17,614,865
Level 3 - None	---
Total	$186,400,697

*See the Schedule of Investments for investments detailed by industry classifications.